Schedule of Fair Value of Warrants Using Black Scholes Method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price		$ 1.00
5/5 to 5/28/21 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	3 years
Number of Option	306,730
Warrants, Fair Value	$ 1,244,179
04/20/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.77
Warrants, Market Price on Grant Date	$ 1.58
Warrants, Volatility Percentage	127.00%
Number of Option	777,220
Warrants, Fair Value	$ 816,158
11/11/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.30
Warrants, Market Price on Grant Date	$ 1.30
Warrants, Volatility Percentage	129.00%
Number of Option	3,300,000
Warrants, Fair Value	$ 2,983,393
Scenario Four [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 01, 2022
Warrants, Term Years	2 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.80
Warrants, Volatility Percentage	126.00%
Number of Option	300,000
Warrants, Fair Value	$ 142,169
Scenario Five [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Dec. 30, 2022
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 0.76
Warrants, Market Price on Grant Date	$ 0.76
Warrants, Volatility Percentage	166.00%
Number of Option	3,250,000
Warrants, Fair Value	$ 2,026,122
Convertible Note Warrants [Member] | 5/5/2021-5/19/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value	$ 1,888,495
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 6.00
Warrants, Market Price on Grant Date	$ 4.26
Warrants, Volatility Percentage	299.00%
Warrants, Risk-Free Rate	0.008%
Convertible Note Warrants [Member] | 04/20/22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Apr. 20, 2022
Warrants, Relative Fair Value	$ 706,977
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 2.79
Warrants, Market Price on Grant Date	$ 1.11
Warrants, Volatility Percentage	281.00%
Warrants, Risk-Free Rate	0.0287%
Convertible Note Warrants [Member] | 11/11/22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Nov. 11, 2022
Warrants, Relative Fair Value	$ 937,207
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 1.28
Warrants, Volatility Percentage	322.00%
Warrants, Risk-Free Rate	0.0432%
Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value	$ 308,231
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 6.00
Warrants, Risk-Free Rate	0.0217%
Convertible Note Warrants [Member] | 04/20/22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Apr. 20, 2022
Warrants, Relative Fair Value	$ 706,977
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 2.79
Warrants, Market Price on Grant Date	$ 1.11
Warrants, Volatility Percentage	281.00%
Warrants, Risk-Free Rate	0.0287%
Convertible Note Warrants [Member] | 11/11/22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Nov. 11, 2022
Warrants, Relative Fair Value	$ 937,207
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 1.28
Warrants, Volatility Percentage	211.00%
Warrants, Risk-Free Rate	0.0432%
Public Offering Warrants [Member] | 5/5 to 5/28/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 26, 2021
Warrants, Relative Fair Value	$ 20,921,265
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 2.79
Warrants, Market Price on Grant Date	$ 2.03
Warrants, Volatility Percentage	331.00%
Warrants, Risk-Free Rate	0.0033%
Public Offering Warrants [Member] | 04/20/22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 26, 2021
Warrants, Relative Fair Value	$ 786,395
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 3.50
Warrants, Market Price on Grant Date	$ 2.03
Warrants, Volatility Percentage	331.00%
Warrants, Risk-Free Rate	0.0033%
Minimum [Member] | 5/5 to 5/28/21 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 01, 2021
Warrants, Exercise Price	$ 0.25
Warrants, Market Price on Grant Date	$ 3.78
Warrants, Volatility Percentage	148.00%
Minimum [Member] | 04/20/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 01, 2021
Minimum [Member] | 11/11/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Oct. 01, 2021
Minimum [Member] | Convertible Note Warrants [Member] | 5/5/2021-5/19/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 05, 2021
Minimum [Member] | Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 05, 2021
Warrants, Market Price on Grant Date	$ 3.78
Warrants, Volatility Percentage	283.00%
Maximum [Member] | 5/5 to 5/28/21 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jun. 30, 2021
Warrants, Exercise Price	$ 5.59
Warrants, Market Price on Grant Date	$ 5.59
Warrants, Volatility Percentage	209.00%
Maximum [Member] | 04/20/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Sep. 30, 2021
Maximum [Member] | 11/11/22 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Dec. 31, 2021
Maximum [Member] | Convertible Note Warrants [Member] | 5/5/2021-5/19/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 19, 2021
Maximum [Member] | Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 28, 2021
Warrants, Market Price on Grant Date	$ 3.99
Warrants, Volatility Percentage	280.00%